Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net (Tables)	12 Months Ended
Dec. 31, 2022
Statement [line items]
Summary of Analysis of Accounts Receivable by Component
a)
An analysis of accounts receivable by component at December 31, 2021 and 2022 is as follows:

	At December 31,
	2021		2022
Subscribers and distributors	Ps.	157,433,609	Ps.	154,659,093
Telecommunications carriers for network interconnection and other services		3,968,675		3,519,170
Recoverable taxes		43,734,164		46,947,187
Sundry debtors		15,573,586		16,528,588
Contract assets		30,901,277		28,573,717
Allowance of expected credit losses		(41,835,826)		(42,079,056)

Total net	Ps.	209,775,485	Ps.	208,148,699
Non-current subscribers, distributors and contractual assets		6,928,888		8,724,497

Total current subscribers, distributors and contractual assets	Ps.	202,846,597	Ps.	199,424,202

Schedule of Changes in Allowance for Expected Credit Losses
b) Changes in the allowance of the expected credit losses is as follows:

	For the years ended December 31,
	(1) 2020		(1) 2021		2022
Balance at beginning of year	Ps.	(39,480,909)	Ps.	(44,551,735)	Ps.	(41,835,826)
Increases recorded in expenses (i)		(18,450,821)		(10,212,490)		(12,197,447)
Write-offs		11,953,227		11,682,343		9,162,382
Business combination		(2,066)		—		—
Translation effect		1,428,834		1,246,056		2,791,835

Balance at year end	Ps.	(44,551,735)	Ps.	(41,835,826)	Ps.	(42,079,056)

(1)	Restated by discontinued operations
i)	Includes discontinued operation of TracFone, Panama and Chile in joint venture. See note 2Ac.

Summary of Aging of Accounts Receivable
c) The following table shows the aging of accounts receivable at December 31, 2021 and 2022, for subscribers and distributors:

	Past due
	Total		Unbilled services provided		a-30 days		31-60 days		61-90 days		Greater than 90 days
December 31, 2021	Ps.	157,433,609	Ps.	69,082,837	Ps.	35,694,272	Ps.	4,533,604	Ps.	2,645,034	Ps.	45,477,862
December 31, 2022	Ps.	154,659,093	Ps.	66,839,514	Ps.	31,726,606	Ps.	4,099,261	Ps.	2,574,082	Ps.	49,419,630

Summary of Accounts Receivable from Subscribers and Distributors Included in the Allowance for Doubtful Accounts
d) The following table shows the accounts receivable from subscribers and distributors included in the allowance for expected credit losses of trade receivables, as of December 31, 2021 and 2022:

	Total	1-90 days	Greater than 90 days
December 31, 2021	Ps.41,835,826	Ps.4,183,583	Ps.37,652,243
December 31, 2022	Ps.42,079,056	Ps.4,207,906	Ps.37,871,150
e) An analysis of contract assets and liabilities at December 31, 2021 and 2022 is as follows:

Summary of Analysis of Contract Assets and Liabilities

	2021		2022
Contract Assets:
Balance at the beginning of the year	Ps.	29,588,104	Ps.	30,901,277
Additions		31,758,626		28,262,872
Business combination		—		404,489
Disposals		(5,946,487)		(5,238,752)
Amortization		(25,354,712)		(22,926,487)
Translation effect		855,746		(2,829,682)

Balance at the end of the year	Ps.	30,901,277	Ps.	28,573,717
Non-current contract assets	Ps.	989,519	Ps.	880,860

Current portion contracts assets	Ps.	29,911,758	Ps.	27,692,857